Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
US Federal Statutory Tax Rate	21.00%	34.00%
State taxes	4.35%	3.63%
Permanent items		(5.94%)
Amortization of Discount - APIC		2.04%
NOL True-Ups	(2.48%)	(2.78%)
Change in tax rates		(23.88%)
Change in valuation allowance	(27.82%)	(7.07%)
Total	0.00%	0.00%